Operating leases - Lease Costs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Leases [Abstract]
Operating lease costs	$ 7,549	$ 7,768	$ 15,338	$ 15,857
Income from sub-leases	(220)	(246)	(431)	(514)
Net operating lease costs	$ 7,329	$ 7,522	$ 14,907	$ 15,343